Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.1%
Communication Services 1.0%
Diversified Telecommunication Services
Iridium Communications, Inc.	48,100	2,987,972
Consumer Discretionary 12.2%
Automobile Components 1.9%
Fox Factory Holding Corp.*	50,481	5,477,693
Diversified Consumer Services 1.2%
Stride, Inc.*	95,212	3,544,743
Hotels, Restaurants & Leisure 2.2%
Hilton Grand Vacations, Inc.*	61,520	2,795,469
Jack in the Box, Inc.	35,391	3,451,684
		6,247,153
Household Durables 3.3%
Helen of Troy Ltd.*	21,416	2,313,356
iRobot Corp.*	10,807	489,017
LGI Homes, Inc.*	16,438	2,217,322
TopBuild Corp.*	16,427	4,369,910
		9,389,605
Leisure Products 1.2%
YETI Holdings, Inc.*	85,422	3,317,791
Specialty Retail 2.4%
Burlington Stores, Inc.*	6,261	985,419
Camping World Holdings, Inc. “A” (a)	132,768	3,996,317
National Vision Holdings, Inc.*	52,444	1,273,865
The Children's Place, Inc.*	27,073	628,364
		6,883,965
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 2.3%
Casey's General Stores, Inc.	26,694	6,510,133
Household Products 1.5%
Church & Dwight Co., Inc.	32,867	3,294,259
Spectrum Brands Holdings, Inc.	12,226	954,239
		4,248,498
Energy 5.4%
Oil, Gas & Consumable Fuels
Arch Resources, Inc.	13,900	1,567,364
Crescent Energy Co. “A” (a)	98,107	1,022,275
Denbury, Inc.*	43,900	3,786,814
Kosmos Energy Ltd.*	309,000	1,850,910

Matador Resources Co.	55,500	2,903,760
Ovintiv, Inc.	52,500	1,998,675
Southwestern Energy Co.*	414,978	2,494,018
		15,623,816
Financials 6.2%
Banks 1.5%
Live Oak Bancshares, Inc.	54,736	1,440,104
South State Corp.	19,430	1,278,494
Synovus Financial Corp.	50,875	1,538,969
		4,257,567
Capital Markets 2.6%
Affiliated Managers Group, Inc.	15,215	2,280,577
Moelis & Co. “A”	83,995	3,808,333
Raymond James Financial, Inc.	13,365	1,386,886
		7,475,796
Financial Services 0.4%
WEX, Inc.*	7,244	1,318,915
Insurance 1.7%
Kinsale Capital Group, Inc.	13,000	4,864,600
Health Care 21.8%
Biotechnology 5.2%
Apellis Pharmaceuticals, Inc.*	26,776	2,439,294
Arrowhead Pharmaceuticals, Inc.*	43,058	1,535,448
Beam Therapeutics, Inc.*	14,653	467,870
Biohaven, Ltd.*	9,843	235,445
Blueprint Medicines Corp.*	28,334	1,790,709
Catalyst Pharmaceuticals, Inc.*	42,200	567,168
Halozyme Therapeutics, Inc.*	30,500	1,100,135
Insmed, Inc.*	50,440	1,064,284
Kiniksa Pharmaceuticals Ltd. “A”*	52,406	737,877
Neurocrine Biosciences, Inc.*	23,378	2,204,545
Travere Therapeutics, Inc.*	111,387	1,710,904
Ultragenyx Pharmaceutical, Inc.*	24,052	1,109,519
		14,963,198
Health Care Equipment & Supplies 4.5%
Axonics, Inc.*	34,301	1,731,171
Globus Medical, Inc. “A”*	20,338	1,210,924
Haemonetics Corp.*	13,754	1,171,016
Inari Medical, Inc.*	8,600	500,004
Masimo Corp.*	8,964	1,475,026
Merit Medical Systems, Inc.*	28,100	2,350,284
Omnicell, Inc.*	17,300	1,274,491
Outset Medical, Inc.*	63,219	1,382,600
Shockwave Medical, Inc.*	2,500	713,525
STAAR Surgical Co.*	22,951	1,206,534
		13,015,575
Health Care Providers & Services 9.0%
AMN Healthcare Services, Inc.*	73,870	8,060,695
HealthEquity, Inc.*	38,037	2,401,656
ModivCare, Inc.*	17,978	812,785
Molina Healthcare, Inc.*	12,660	3,813,698
Option Care Health, Inc.*	116,897	3,797,984

Privia Health Group, Inc.*	53,100	1,386,441
RadNet, Inc.*	165,276	5,391,303
		25,664,562
Life Sciences Tools & Services 0.5%
BioLife Solutions, Inc.*	45,922	1,014,876
OmniAb, Inc.*	93,870	472,166
		1,487,042
Pharmaceuticals 2.6%
Arvinas, Inc.*	16,500	409,530
Intra-Cellular Therapies, Inc.*	42,700	2,703,764
Ligand Pharmaceuticals, Inc.*	19,157	1,381,220
Pacira BioSciences, Inc.*	76,241	3,054,977
		7,549,491
Industrials 21.8%
Aerospace & Defense 2.0%
Ducommun, Inc.*	129,533	5,643,753
Building Products 5.7%
Builders FirstSource, Inc.*	78,948	10,736,928
Masonite International Corp.*	54,779	5,611,561
		16,348,489
Commercial Services & Supplies 3.9%
MSA Safety, Inc.	17,173	2,987,415
Tetra Tech, Inc.	21,639	3,543,170
The Brink's Co.	66,738	4,526,838
		11,057,423
Construction & Engineering 1.3%
MasTec, Inc.*	31,069	3,665,210
Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	32,014	1,278,639
Thermon Group Holdings, Inc.*	51,271	1,363,809
		2,642,448
Professional Services 4.1%
Kforce, Inc.	89,649	5,617,406
Maximus, Inc.	74,339	6,282,389
		11,899,795
Trading Companies & Distributors 3.9%
H&E Equipment Services, Inc.	82,334	3,766,781
Rush Enterprises, Inc. “A”	92,226	5,601,807
Titan Machinery, Inc.*	64,268	1,895,906
		11,264,494
Information Technology 18.5%
Communications Equipment 1.0%
Calix, Inc.*	56,297	2,809,783
Electronic Equipment, Instruments & Components 1.6%
Advanced Energy Industries, Inc.	42,567	4,744,092
Semiconductors & Semiconductor Equipment 4.8%
FormFactor, Inc.*	49,487	1,693,445
Impinj, Inc.*	15,908	1,426,152
Power Integrations, Inc.	36,913	3,494,554

Semtech Corp.*	54,007	1,375,018
SiTime Corp.*	26,313	3,104,145
Ultra Clean Holdings, Inc.*	67,108	2,580,974
		13,674,288
Software 10.7%
Agilysys, Inc.*	91,985	6,313,850
Aspen Technology, Inc.*	8,375	1,403,734
CoreCard Corp.* (a)	21,055	533,955
Envestnet, Inc.*	57,666	3,422,477
Five9, Inc.*	14,531	1,198,081
Rapid7, Inc.*	35,548	1,609,614
SPS Commerce, Inc.*	24,940	4,789,976
Tenable Holdings, Inc.*	74,926	3,263,027
Tyler Technologies, Inc.*	3,652	1,520,948
Varonis Systems, Inc.*	166,598	4,439,837
Workiva, Inc.*	21,160	2,151,126
		30,646,625
Technology Hardware, Storage & Peripherals 0.4%
Super Micro Computer, Inc.*	5,000	1,246,250
Materials 2.9%
Construction Materials 1.8%
Eagle Materials, Inc.	27,252	5,080,318
Metals & Mining 1.1%
Cleveland-Cliffs, Inc.*	187,380	3,140,488
Real Estate 2.5%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	126,641	2,981,129
Industrial REITs 0.8%
EastGroup Properties, Inc.	12,220	2,121,392
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	77,435	1,966,849
Total Common Stocks (Cost $203,053,306)		275,760,941

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,265	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,265	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e) (Cost $2,017,575)	2,017,575	2,017,575

Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 5.13% (d) (Cost $11,348,721)	11,348,721	11,348,721

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $216,419,602)	100.8	289,127,237
Other Assets and Liabilities, Net	(0.8)	(2,263,462)
Net Assets	100.0	286,863,775
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e)
5,115,675	—	3,098,100 (f)	—	—	53,834	—	2,017,575	2,017,575
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 5.13% (d)
11,049,497	19,816,952	19,517,728	—	—	356,023	—	11,348,721	11,348,721
16,165,172	19,816,952	22,615,828	—	—	409,857	—	13,366,296	13,366,296

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $1,960,542, which is 0.7% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$275,760,941	$—	$—	$275,760,941
Other Investments	—	—	0	0
Short-Term Investments (a)	13,366,296	—	—	13,366,296
Total	$289,127,237	$—	$0	$289,127,237

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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